ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2025
ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS
ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS
10.	ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS

Environmental bonds have been posted with regulatory authorities in Utah, Unites States and Queensland, Australia to secure asset retirement obligations, as well as the reclamation related to recently reclaimed and future exploration work. During the year ended December 31, 2025, the Company posted a AUD$352,066 bond after an updated rehabilitation cost estimate was approved by the regulatory authority for the Ben Lomond property in Queensland, Australia and posted a US$63,400 bond for the exploration program commencing at the Flatiron property in Utah, United States.

	December 31,	December 31,
	2025	2024
Opening balance, start of period	$2,725,220	$2,542,047
Environmental bonds posted	412,663	—
Foreign exchange movement	(101,521)	183,173
Balance, end of period	$3,036,362	$2,725,220

10.	ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS (continued)

The Company has recognized a provision for environmental rehabilitation in respect of the Tony M, Daneros and Rim mineral properties in Utah, United States and the Ben Lomond property in Queensland, Australia. The provision is based on the applicable regulatory body’s estimates of projected reclamation costs.

	December 31,	December 31,
	2025	2024
Opening balance, start of period	$2,026,975	$1,895,472
Accretion	97,176	82,178
Change in estimates	349,848	(75,608)
Foreign exchange movement	(57,841)	124,933
Balance, end of period	$2,416,158	$2,026,975

The estimated undiscounted amount of the asset retirement obligations as at December 31, 2025 is $2,427,892 (December 31, 2024: $2,369,440). The expected timing of cash flows in respect of each provision is based on the estimated start of reclamation activities. The asset retirement obligations are estimated based on inflation rates of 2.90% - 3.40% in the United States and 5.10% in Australia (2024: 2.70% - 3.40% and 1.80%, respectively) and discount rates of 3.93% - 4.20% in the United States and 4.52% in Australia (2024: 4.20% - 4.58% and 4.41%, respectively).